COMMON SHARES - Weighted Average Common Shares Outstanding (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Basic (in shares)	1,030	995	973
Diluted (in shares)	1,030	996	974
Common shares
Class of Stock [Line Items]
Basic (in shares)	1,030	995	973
Diluted (in shares)	1,030	996	974